T. ROWE PRICE Target 2030 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 44 .6%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  86,047 7,525 8,504 17,957,484 86,735
New Income Fund  73,711 5,248 7,668 9,100,261 72,711
International Bond Fund (USD
Hedged)  29,126 1,355 2,849 3,237,332 27,679
Dynamic Global Bond Fund  17,620 596 1,747 2,120,677 16,499
Emerging Markets Bond Fund  16,429 460 1,571 1,683,639 16,012
U.S. Treasury Long-Term Index
Fund  14,869 467 1,800 1,977,753 13,983
High Yield Fund  14,225 414 1,332 2,250,972 13,528
Floating Rate Fund  4,900 149 459 496,689 4,599
Dynamic Credit Fund  2,791 545 340 340,431 3,033
Total Bond Funds (Cost $ 264,570 ) 254,779
EQUITY FUNDS 51 .9%
T. Rowe Price Funds:
Value Fund  47,183 490 4,589 905,695 44,352
Growth Stock Fund  44,131 447 3,178 368,799 43,507
U.S. Large-Cap Core Fund  31,666 327 3,345 660,903 29,760
International Value Equity Fund  26,673 266 1,742 1,173,629 26,137
Overseas Stock Fund  23,101 238 1,452 1,472,629 22,620
Equity Index 500 Fund  22,792 2,226 3,298 131,034 22,298
Real Assets Fund  20,908 286 2,014 1,262,226 20,599
International Stock Fund  20,212 203 1,362 858,377 19,065
Hedged Equity Fund  14,437 606 1,237 1,088,225 14,582
Mid-Cap Growth Fund  10,761 112 996 100,079 10,434
Mid-Cap Value Fund  9,922 104 809 298,097 9,930
Emerging Markets Discovery Stock
Fund  9,245 90 1,184 546,403 9,027
Emerging Markets Stock Fund  7,632 81 636 197,271 7,735
Small-Cap Value Fund  6,115 65 611 109,817 6,109
Small-Cap Stock Fund  5,290 49 481 87,238 5,219
New Horizons Fund (2) 4,520 44 331 79,919 4,566
Total Equity Funds (Cost $ 192,875 ) 295,940
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  — 1,550 1,502 500 48
Total Other Mutual Funds (Cost $ 48 ) 48

T. ROWE PRICE Target 2030 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .5%
Money Market Funds  3.5%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 25,781 5,188 10,804 20,165,081 20,165
Total Short-Term Investments (Cost $ 20,165 ) 20,165
Total Investments in Securities 100.0%
(Cost $477,658) $ 570,932
Other Assets Less Liabilities (0.0)% (245)
Net Assets 100.0% $ 570,687
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ 37 $ 57
Dynamic Global Bond Fund  (76) 30 254
Emerging Markets Bond Fund  (37) 694 285
Emerging Markets Discovery Stock Fund  132 876 —
Emerging Markets Stock Fund  101 658 —
Equity Index 500 Fund  1,469 578 71
Floating Rate Fund  1 9 96
Growth Stock Fund  2,444 2,107 —
Hedged Equity Fund  179 776 —
High Yield Fund  (6) 221 262
International Bond Fund (USD Hedged)  (49) 47 309
International Stock Fund  476 12 —
International Value Equity Fund  1,097 940 —
Limited Duration Inflation Focused Bond Fund  (4) 1,667 406
Mid-Cap Growth Fund  123 557 —
Mid-Cap Value Fund  90 713 —
New Horizons Fund  66 333 —
New Income Fund  (492) 1,420 937
Overseas Stock Fund  702 733 —
Real Assets Fund  450 1,419 —
Small-Cap Stock Fund  116 361 —
Small-Cap Value Fund  114 540 —
Transition Fund  (2) — —
U.S. Large-Cap Core Fund  1,125 1,112 —
U.S. Treasury Long-Term Index Fund  (340) 447 158
Value Fund  1,239 1,268 —
U.S. Treasury Money Fund, 4.35% — — 262
Totals $ 8,918 # $ 17,555 $ 3,097 +

T. ROWE PRICE Target 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,097 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2030 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F187-054Q1 08/25